REMUNERATION	12 Months Ended
Jun. 30, 2023
REMUNERATION [Abstract]
REMUNERATION
2.	REMUNERATION
The Group had no employees during the financial year. Further Directors did not receive any remuneration (2022 and 2021 - €Nil).